Breakdown - Other administrative expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Genreal maintenance expenses		R$ 889,077	R$ 743,580	R$ 748,196
Technology maintenance expenses		2,474,348	2,355,310	2,058,619
Advertising		621,425	654,175	712,855
Communications		353,271	648,856	472,873
Per diems and travel expenses		71,840	68,922	140,016
Taxes other than income tax		202,440	280,098	112,012
Surveillance and cash courier services		597,946	594,953	630,585
Insurance premiums		22,374	16,620	34,778
Specialized and technical services		2,184,139	2,171,460	2,172,567
Technical reports		355,343	319,814	360,990
Others specialized and technical services		1,828,795	1,851,646	1,811,577
Other administrative expenses	[1]	873,857	709,504	531,311
Total		R$ 8,290,717	R$ 8,243,479	R$ 7,613,812

[1]	In December 31, 2021, includes mainly Data Processing Expenses in the balance of R$160,716 (2020 – R$176,105 and 2019 - R$67,724), Service Expenses in the balance of R$51,689 (2020 - revenue of R$27,751 and 2019 - R$87,199), Expenses with Benefit Guarantor Fund - FGB R$3,864 (2020 – R$8,478 and 2019 - R$34,996) and Recovery of Charges and Expenses R$378,604 (2020 – R$ 212,850 and 2019 – R$92,408).